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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-1939

ING Investment Funds, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         February 28, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING MagnaCap Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of February 28, 2006(Unaudited)

Shares			Value

COMMON STOCK: 98.1%

		Aerospace/Defense: 1.5%
97,100		United Technologies Corp.	$5,680,350
			5,680,350

		Agriculture: 2.5%
128,700		Altria Group, Inc.	9,253,530
			9,253,530

		Apparel: 0.8%
34,500		Nike, Inc.	2,993,910
			2,993,910

		Banks: 10.3%
363,900		Bank of America Corp.	16,684,814
168,400	L	Bank of New York	5,766,016
179,100	L	Wells Fargo & Co.	11,498,220
52,800		Zions Bancorporation	4,357,056
			38,306,106

		Beverages: 2.0%
111,700		Coca-Cola Co.	4,688,049
45,100		Molson Coors Brewing Co.	2,830,025
			7,518,074

		Biotechnology: 0.7%
57,200	@, L	Charles River Laboratories International, Inc.	2,765,620
			2,765,620

		Building Materials: 0.6%
40,800		Florida Rock Industries, Inc.	2,350,488
			2,350,488

		Chemicals: 4.1%
48,800		Air Products & Chemicals, Inc.	3,131,008
147,800		Dow Chemical Co.	6,359,834
93,300	L	EI Du Pont de Nemours & Co.	3,754,392
94,700		Lyondell Chemical Co.	1,981,124
			15,226,358

		Coal: 1.7%
133,200	L	Peabody Energy Corp.	6,429,564
			6,429,564

		Computers: 2.5%
115,200		International Business Machines Corp.	9,243,648
			9,243,648

		Distribution/Wholesale: 1.2%
77,400	@	Wesco International, Inc.	4,436,568
			4,436,568

		Diversified Financial Services: 15.0%
88,366		Capital One Financial Corp.	7,740,862

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.1% (continued)

236,800		Citigroup, Inc.	10,980,416
247,900		Countrywide Financial Corp.	8,547,592
105,900		Freddie Mac	7,136,601
188,300		JPMorgan Chase & Co.	7,746,662
108,200	L	Merrill Lynch & Co., Inc.	8,354,122
93,200		Morgan Stanley	5,560,312
			56,066,567

		Electric: 2.8%
209,500	@, L	Mirant Corp.	5,153,700
137,200	L	Pacific Gas & Electric Co.	5,220,460
			10,374,160

		Electronics: 1.8%
445,400	@, @@, L	Flextronics International Ltd.	4,805,866
39,400	@	Thomas & Betts Corp.	1,938,480
			6,744,346

		Energy - Alternate Sources: 1.6%
276,700	@, L	KFX, Inc.	5,777,496
			5,777,496

		Entertainment: 1.0%
198,900	L	Regal Entertainment Group	3,783,078
			3,783,078

		Food: 1.5%
59,800		McCormick & Co., Inc.	1,963,234
131,634	@, L	Smithfield Foods, Inc.	3,479,087
			5,442,321

		Forest Products & Paper: 1.4%
157,700	L	International Paper Co.	5,167,829
			5,167,829

		Gas: 1.0%
81,800		Sempra Energy	3,913,312
			3,913,312

		Healthcare - Services: 0.8%
97,800	@, L	LifePoint Hospitals, Inc.	3,037,668
			3,037,668

		Insurance: 9.4%
80,600	@@	ACE Ltd.	4,491,838
62,300		American International Group, Inc.	4,134,228
139,000	@@	Axis Capital Holdings Ltd.	4,303,440
171,600		Genworth Financial, Inc.	5,460,312
103,100	@@	IPC Holdings Ltd.	2,708,437
77,500		Metlife, Inc.	3,884,300
127,700		St. Paul Cos.	5,488,546
70,200	@@	XL Capital Ltd.	4,742,010
			35,213,111

		Lodging: 2.8%
64,700		Harrah’s Entertainment, Inc.	4,653,224
84,900	@, @@, L	Kerzner International Ltd.	5,712,921
			10,366,145

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.1% (continued)

		Media: 3.0%
149,900		Time Warner, Inc.	2,594,769
100,700		Tribune Co.	3,081,420
43,650	@	Viacom, Inc.	1,744,254
149,450		Viacom, Inc. - Class B	3,655,547
			11,075,990

		Mining: 0.8%
96,100		Alcoa, Inc.	2,817,652
			2,817,652

		Miscellaneous Manufacturing: 1.9%
214,500		General Electric Co.	7,050,615
			7,050,615

		Office/Business Equipment: 0.9%
220,300	@, L	Xerox Corp.	3,282,470
			3,282,470

		Oil & Gas: 9.7%
28,900		Amerada Hess Corp.	3,997,159
227,600		Exxon Mobil Corp.	13,512,612
77,000	@	Global Santa Fe Corp.	4,261,180
123,400	@	Newfield Exploration Co.	4,769,410
189,600	@	Plains Exploration & Production Co.	7,726,200
44,700		XTO Energy, Inc.	1,872,483
			36,139,044

		Oil & Gas Services: 2.5%
229,000	@	Dresser-Rand Group, Inc.	5,791,410
84,800	@, L	Weatherford International Ltd.	3,656,576
			9,447,986

		Pharmaceuticals: 4.7%
553,200		Pfizer, Inc.	14,488,308
63,300		Wyeth	3,152,340
			17,640,648

		Real Estate: 0.5%
29,000		St. Joe Co.	1,737,970
			1,737,970

		Real Estate Investment Trust: 0.7%
120,900		KKR Financial Corp.	2,764,983
			2,764,983

		Retail: 1.0%
109,500		McDonald’s Corp.	3,822,645
			3,822,645

		Software: 2.1%
149,400		Microsoft Corp.	4,018,860
303,700	@	Oracle Corp.	3,771,954
			7,790,814

PORTFOLIO OF INVESTMENTS
ING MagnaCap Fund	as of February 28, 2006(Unaudited)(continued)

Shares			Value

COMMON STOCK: 98.1% (continued)

		Telecommunications: 3.3%
236,600	L	AT&T, Inc.	6,527,794
145,000	@, L	Juniper Networks, Inc.	2,666,550
469,000	@, L	Qwest Communications International, Inc.	2,964,080
			12,158,424

		Total Common Stock:
		(Cost $325,217,120)	365,819,490

Principal Amount				Value

SHORT-TERM INVESTMENT: 17.4%

		Repurchase Agreement: 1.3%
$4,746,000		Goldman Sachs Repurchase Agreement
		dated 02/28/06, 4.550%, due 03/01/06,
		$4,746,600 to be received upon repurchase
		(Collateralized by $4,918,000
		Federal National Mortgage Corporation,
		3.875%, Market Value plus accrued interest
		$4,841,366, due 06/15/08)
		Total Repurchase Agreement:
		(Cost $4,746,000)		$4,746,000

		Securities Lending CollateralCC: 16.1%
59,981,000		The Bank of New York Institutional Cash Reserves Fund		59,981,000
				59,981,000
		Total Securities Lending Collateral
		(Cost $59,981,000)

		Total Short-Term Investments:
		(Cost $64,727,000)		$64,727,000

		Total Investments in Securities
		(Cost $389,944,120)*	115.5%	$430,546,490
		Other Assets and Liabilities-Net	(15.5)	(57,870,395)
		Net Assets	100.0%	$372,676,095

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at February 28, 2006.
	*	Cost for federal income tax purposes is $390,111,690.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$48,586,202
		Gross Unrealized Depreciation	(8,151,402)
		Net Unrealized Appreciation	$40,434,800

Item 2. Controls and Procedures

(a)        Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)       There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investment Funds, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 1, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 1, 2006